                                HUNTINGTON FUNDS

                        SUPPLEMENT DATED OCTOBER 30, 2000
                                       TO
             INVESTMENT A SHARES AND INVESTMENT B SHARES PROSPECTUS
                                DATED MAY 1, 2000

--------------------------------------------------------------------------------


         Investors are advised that effective November 1, 2000, the Trust entered into an administrative services agreement with Huntington pursuant to which each Fund pays an administrative services fee of 0.25% of its average net daily assets. Accordingly, the information under the caption "Annual Fund Operating Expenses (expenses that are deducted from Fund assets)," on page 21 of the Prospectus is replaced with the following:

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                                                 TOTAL ANNUAL                TOTAL ANNUAL
                                                                                   OPERATING                  OPERATING
                                                      DISTRIBUTION                 EXPENSES,                   EXPENSES
                                         MANAGEMENT     (12b-1)      OTHER          WITHOUT                      WITH
                                           FEES(1)      FEES(1)    EXPENSES(1)     WAIVER(2)      WAIVER       WAIVER(2)
                                         ----------   ------------ -----------   ------------     ------     ------------
Money Market Fund ....................      0.27%        0.25%        0.47%          0.99%         0.15%         0.84%
Ohio Municipal Money Market Fund .....      0.30%        0.25%        0.48%          1.03%         0.15%         0.88%
U.S. Treasury Money Market Fund ......      0.20%        0.25%        0.45%          0.90%         0.15%         0.75%
Florida Tax-Free Money Fund ..........      0.30%        0.25%        0.55%          1.10%         0.15%         0.95%
Growth Fund ..........................      0.60%        0.25%        0.47%          1.32%         0.15%         1.17%
Income Equity Fund ...................      0.60%        0.25%        0.47%          1.32%         0.15%         1.17%
Mortgage Securities Fund .............      0.50%        0.25%        0.70%          1.45%         0.15%         1.30%
Ohio Tax-Free Fund ...................      0.50%        0.25%        0.57%          1.32%         0.15%         1.17%
Michigan Tax-Free Fund ...............      0.50%        0.25%        0.55%          1.30%         0.15%         1.15%
Fixed Income Securities Fund .........      0.50%        0.25%        0.49%          1.24%         0.15%         1.09%
Intermediate Government Income Fund...      0.50%        0.25%        0.54%          1.29%         0.15%         1.14%


(1) Management fees, distribution (12b-1) fees and other expenses have been restated to reflect current fees. Other Expenses includes the new administrative services fee, at the contract amount of 0.25%.

(2) Huntington has contractually agreed to waive 0.15% of the administrative services fee through April 30, 2001.

         In addition, the information under the caption "INVESTMENT A SHARES EXAMPLE," on page 22 of the Prospectus is replaced with the following:

                           INVESTMENT A SHARES EXAMPLE

         This Example is intended to help you compare the cost of investing in Investment A Shares of a Fund offered by this Prospectus with the cost of investing in other mutual funds.

         The Example assumes that you invest $10,000 in Investment A Shares of a Fund for the time periods indicated and redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that a Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                        ------   -------   -------   --------

Money Market Fund ....................   $101     $315     $  547     $1,213
Ohio Municipal Money Market Fund .....   $103     $328     $  569     $1,259
U.S. Treasury Money Market Fund ......   $ 92     $287     $  498     $1,108
Florida Tax-Free Money Fund ..........   $112     $350     $  606     $1,340
Growth Fund ..........................   $702     $969     $1,257     $2,074
Income Equity Fund ...................   $702     $969     $1,257     $2,074
Mortgage Securities Fund .............   $616     $912     $1,230     $2,128
Ohio Tax-Free Fund ...................   $603     $873     $1,164     $1,990
Michigan Tax-Free Fund ...............   $601     $868     $1,154     $1,968
Fixed Income Securities Fund..........   $595     $850     $1,124     $1,904
Intermediate Government Income Fund...   $600     $865     $1,149     $1,958

         Because of the annual distribution (12b-1) fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted under the rules of the National Association of Securities Dealers, Inc.


                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                              FOR FUTURE REFERENCE

                                HUNTINGTON FUNDS

                        SUPPLEMENT DATED OCTOBER 30, 2000
                                       TO
                             TRUST SHARES PROSPECTUS
                                DATED MAY 1, 2000

-------------------------------------------------------------------------------


         Investors are advised that effective November 1, 2000, the Trust entered into an administrative services agreement with Huntington pursuant to which each Fund pays an administrative services fee of 0.25% of its average net daily assets. Accordingly, the information under the caption "Annual Fund Operating Expenses (expenses that are deducted from Fund assets)," on page 21 of the Prospectus is replaced with the following:

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                                                          TOTAL ANNUAL          TOTAL ANNUAL
                                                                                           OPERATING              OPERATING
                                                                DISTRIBUTION                EXPENSES,             EXPENSES
                                                    MANAGEMENT    (12b-1)      OTHER         WITHOUT                WITH
                                                      FEES(1)     FEES(1)    EXPENSES(1)    WAIVER(2)   WAIVER    WAIVER(2)
                                                    ----------  ------------ -----------  ------------  ------  ------------

Money Market Fund.................................    0.27%        None         0.47%         0.74%      0.15%      0.59%
Ohio Municipal Money Market Fund..................    0.30%        None         0.48%         0.78%      0.15%      0.63%
U.S. Treasury Money Market Fund...................    0.20%        None         0.45%         0.65%      0.15%      0.50%
Florida Tax-Free Money Fund.......................    0.30%        None         0.55%         0.85%      0.15%      0.70%
Growth Fund.......................................    0.60%        None         0.47%         1.07%      0.15%      0.92%
Income Equity Fund................................    0.60%        None         0.47%         1.07%      0.15%      0.92%
Mortgage Securities Fund..........................    0.50%        None         0.70%         1.20%      0.15%      1.05%
Ohio Tax-Free Fund................................    0.50%        None         0.57%         1.07%      0.15%      0.92%
Michigan Tax-Free Fund............................    0.50%        None         0.55%         1.05%      0.15%      0.90%
Fixed Income Securities Fund......................    0.50%        None         0.49%         0.99%      0.15%      0.84%
Intermediate Government Income Fund...............    0.50%        None         0.54%         1.04%      0.15%      0.89%
Short/Intermediate Fixed Income Securities Fund...    0.50%        None         0.48%         0.98%      0.15%      0.83%

-----------------------

(1) Management fees and other expenses have been restated to reflect current fees. Other expenses includes the new administrative services fee, at the contract amount of 0.25%.

(2) Huntington has contractually agreed to waive 0.15% of the administrative services fee through April 30, 2001.

         In addition, the information under the caption "EXAMPLE," on page 21 of the Prospectus is replaced with the following:

                                     EXAMPLE

         This Example is intended to help you compare the cost of investing in a Fund offered by this Prospectus with the cost of investing in other mutual funds.

         The Example assumes that you invest $10,000 in a Fund for the time periods indicated and redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that a Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                     1 YEAR    3 YEARS   5 YEARS   10 YEARS
                                                     ------    -------   -------   --------
Money Market Fund .................................   $ 76      $237      $411      $  918
Ohio Municipal Money Market Fund ..................   $ 80      $249      $433      $  966
U.S. Treasury Money Market Fund ...................   $ 66      $208      $362      $  810
Florida Tax-Free Money Fund .......................   $ 87      $271      $471      $1,049
Growth Fund .......................................   $109      $340      $590      $1,306
Income Equity Fund ................................   $109      $340      $590      $1,306
Mortgage Securities Fund ..........................   $122      $381      $660      $1,455
Ohio Tax-Free Fund ................................   $109      $340      $590      $1,306
Michigan Tax-Free Fund ............................   $107      $334      $579      $1,283
Fixed Income Securities Fund ......................   $101      $315      $547      $1,213
Intermediate Government Income Fund ...............   $106      $331      $574      $1,271
Short/Intermediate Fixed Income Securities Fund ...   $100      $312      $542      $1,201

===============================================================================


                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                              FOR FUTURE REFERENCE